Property and Equipment - Components of Property and Equipment, Net (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Building		$ 69,556	$ 69,556
Equipment		7,239,017	7,222,208
Furniture and fixtures		562,485	622,944
Software		1,092,484	1,185,290
Leasehold improvements		3,168,377	3,196,590
Property, Plant and Equipment, Gross, Total		12,131,919	12,296,588
Less-accumulated depreciation		(10,071,210)	(9,869,950)
Property and equipment, net	$ 1,917,164	$ 2,060,709	$ 2,426,638